Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Schedule of Company's Property, Plant and Equipment
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2024			January 31, 2023
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$1,247.4	$787.8	$459.6	$1,127.4	$700.4	$427.0
Equipment	1,461.9	726.2	735.7	1,278.3	606.3	672.0
Building	860.9	247.7	613.2	755.5	210.8	544.7
Land	195.8	—	195.8	166.7	—	166.7
Total	$3,766.0	$1,761.7	$2,004.3	$3,327.9	$1,517.5	$1,810.4

Schedule of Changes in Property, Plant and Equipment
The following table explains the changes in property, plant and equipment during the year ended January 31,
2024:

	Carrying amount as at January 31, 2023	Additions [a]	Disposals	Depreciation [b]	Impairment (Note 26)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2024
Tooling	$427.0	$166.6	$(0.1)	$(120.4)	$(16.5)	$3.0	$459.6
Equipment	672.0	234.7	(1.3)	(142.0)	(26.8)	(0.9)	735.7
Building	544.7	107.4	—	(37.9)	—	(1.0)	613.2
Land	166.7	29.9	—	—	—	(0.8)	195.8
Total	$1,810.4	$538.6	$(1.4)	$(300.3)	$(43.3)	$0.3	$2,004.3
[a
]
Government assistance of $9.8 million has been recorded against the additions.
[b]
An amount of $236.2 million included in cost of sales.
The following table explains the changes in property, plant and equipment during the year ended January 31,
2023:

	Carrying amount as at January 31, 2022	Additions [a]	Business combinations (Note 5)	Disposals	Depreciation [b]	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2023
Tooling	$360.0	$165.6	$—	$(0.1)	$(101.9)	$3.4	$427.0
Equipment	513.3	260.0	10.8	(0.6)	(115.1)	3.6	672.0
Building	418.7	152.5	—	(0.1)	(29.7)	3.3	544.7
Land	149.9	8.8	—	(0.1)	—	8.1	166.7
Total	$1,441.9	$586.9	$10.8	$(0.9)	$(246.7)	$18.4	$1,810.4
[a
]
Government
assistance of $14.1 million has been recorded against the additions.
[b]
An amount of $198.7 million is included in cost of sales.